Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended
	Mar. 31, 2024	Mar. 21, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2026	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000244572
Account Value [Line Items]
Line Graph and Table Measure Name						Eagle Capital Select Equity ETF - NAV
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 10,026	$ 10,000	$ 10,456	$ 11,071	$ 11,338		$ 10,854	$ 12,041	$ 13,020	$ 13,365	$ 12,786	$ 14,730